Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Summary of Contractual Service Margin by Transition Method (Detail) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	€ 176,083
New contracts issued:
Closing net balance	177,262	€ 176,083
MRA [member] | Insurance contracts issued [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	1,836	2,639
Changes in estimates that adjust CSM	(40)	(792)
New contracts issued:
Earnings released from contractual service margin	(191)	(205)
Insurance finance income / (expense)	8	9
Net exchange differences	(57)	186
Other	1
Closing net balance	1,557	1,836
MRA [member] | Reinsurance contracts held [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	1
New contracts issued:
Closing net balance		1
FVA [member] | Insurance contracts issued [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	4,673	7,036
Changes in estimates that adjust CSM	(105)	1,101
New contracts issued:
Earnings released from contractual service margin	(498)	(764)
Insurance finance income / (expense)	159	179
Cash flow - contracts disposed	(59)	(96)
Net exchange differences	(128)	246
Other	(42)	(3,028)
Closing net balance	4,000	4,673
FVA [member] | Investment Contract With Discretionary Participation Features [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	72	195
Changes in estimates that adjust CSM	121	(106)
New contracts issued:
Earnings released from contractual service margin	(17)	(11)
Net exchange differences	2	(6)
Other	1
Closing net balance	180	72
FVA [member] | Reinsurance contracts held [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	(129)	238
Changes in estimates that adjust CSM	11	167
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	4	3
New contracts issued:
non-onerous		(8)
Earnings released from contractual service margin	9	45
Insurance finance income / (expense)	(21)	(37)
Net exchange differences	6	(17)
Other	(30)	(520)
Closing net balance	(149)	(129)
Others [member] | Insurance contracts issued [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	2,420	2,191
Changes in estimates that adjust CSM	(32)	15
New contracts issued:
non-onerous	473	493
Earnings released from contractual service margin	(264)	(260)
Insurance finance income / (expense)	57	33
Net exchange differences	(17)	(45)
Other	(68)	(7)
Closing net balance	2,568	2,420
Others [member] | Reinsurance contracts held [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	21	(5)
Changes in estimates that adjust CSM	(14)	(3)
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	2	8
New contracts issued:
non-onerous	283	26
Earnings released from contractual service margin	(34)	(4)
Insurance finance income / (expense)	8
Net exchange differences	(5)
Other	(33)
Closing net balance	227	21
Total CSM [member] | Insurance contracts issued [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	8,929	11,866
Changes in estimates that adjust CSM	(176)	323
New contracts issued:
non-onerous	473	493
Earnings released from contractual service margin	(952)	(1,229)
Insurance finance income / (expense)	223	221
Cash flow - contracts disposed	(59)	(96)
Net exchange differences	(203)	387
Other	(110)	(3,035)
Closing net balance	8,124	8,929
Total CSM [member] | Investment Contract With Discretionary Participation Features [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	72	195
Changes in estimates that adjust CSM	121	(106)
New contracts issued:
Earnings released from contractual service margin	(17)	(11)
Net exchange differences	2	(6)
Other	1
Closing net balance	180	72
Total CSM [member] | Reinsurance contracts held [member]
Disclosure In Tabular Form Of Movement In Contractual Service Margin [Line Items]
Opening net balance	(107)	233
Changes in estimates that adjust CSM	(4)	164
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	6	10
New contracts issued:
non-onerous	283	18
Earnings released from contractual service margin	(26)	42
Insurance finance income / (expense)	(13)	(37)
Net exchange differences	2	(17)
Other	(63)	(520)
Closing net balance	€ 78	€ (107)